S-K 1606, De-SPAC Board Determination	Nov. 10, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	The Sponsor entered into the Sponsor Support Agreement, pursuant to which it agreed to vote its Class A Ordinary Shares (including those shares issued in connection with the Class B Conversion and any other equity securities of SSAC of which ownership of record or the power to vote is acquired by the Sponsor through the Closing) in favor of the Business Combination Proposal and the other proposals to be voted upon at the Shareholder Meeting. As of the date hereof, the Sponsor owns 5,250,000 Class B Ordinary Shares, representing approximately 91.3% of the issued and outstanding Class B Ordinary Shares, as well as 631,029 restricted Class A Ordinary Shares, which count toward quorum but are not entitled to vote.